Summary of Material Accounting Policy Information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of initial application of standards or interpretations [abstract]
Summary of Property, Plant and Equipment Over Their Expected Useful Lives

Depreciation is calculated on a straight-line basis to write off the net cost of each item of property, plant and equipment (excluding land) over their expected useful lives as follows:

Buildings	25 - 39 years
Plant and equipment	3 - 20 years